Note 19 - Trade Receivables - Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	[1]
Statement Line Items [Line Items]
Trade receivables	R$ 4,955.5	R$ 5,140.1
Bad debt provision	(603.5)	(555.3)
Net, trade receivables	4,352.0	4,584.8
Related parties (Note 31)	143.5	294.5
Total current trade receivables	R$ 4,495.5	R$ 4,879.3	R$ 4,406.4

[1]	2018 restated to reflect the impact of adoption of IFRS 16 with full retrospective application (Note 3).